RELATED PARTY TRANSACTIONS (Narrative) (Details)	Dec. 31, 2021
Goldsource Mines Inc. [Member]
Disclosure of transactions between related parties [line items]
Interest rate	1.00%
Officers [Member]
Disclosure of transactions between related parties [line items]
Interest rate	2.00%